Vanguard® Windsor™ Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.7%)
Communication Services (4.4%)
	Walt Disney Co.	2,597,465	293,669
	T-Mobile US Inc.	982,605	228,918
*	Live Nation Entertainment Inc.	1,576,403	228,074
*	Charter Communications Inc. Class A	600,185	207,358
	Alphabet Inc. Class A	612,391	124,940
			1,082,959
Consumer Discretionary (6.5%)
*	Airbnb Inc. Class A	1,667,845	218,771
	Magna International Inc.	5,117,589	203,015
	Wyndham Hotels & Resorts Inc.	1,886,577	198,128
	NIKE Inc. Class B	2,458,553	189,063
	Lear Corp.	1,381,940	130,027
*	Mohawk Industries Inc.	1,060,308	129,676
	Gentex Corp.	4,914,053	127,372
	Newell Brands Inc.	11,866,202	118,187
	Dick's Sporting Goods Inc.	479,329	115,063
	PVH Corp.	1,007,007	90,228
	Las Vegas Sands Corp.	1,724,170	79,019
			1,598,549
Consumer Staples (7.1%)
	Tyson Foods Inc. Class A	6,957,958	393,055
	Keurig Dr Pepper Inc.	8,036,610	257,975
	Unilever plc (XLON)	4,093,584	234,468
	Dollar General Corp.	2,949,708	209,606
	Constellation Brands Inc. Class A	1,068,103	193,113
	Kroger Co.	3,089,361	190,428
	Kenvue Inc.	8,668,573	184,554
	Archer-Daniels-Midland Co.	2,023,938	103,687
			1,766,886
Energy (7.0%)
	Exxon Mobil Corp.	3,001,573	320,658
	Schlumberger NV	6,833,775	275,265
	ConocoPhillips	2,643,380	261,245
	Valero Energy Corp.	1,598,697	212,627
	Shell plc ADR	2,806,534	184,810
	Canadian Natural Resources Ltd.	5,427,388	164,721
	Halliburton Co.	5,285,720	137,535
	Coterra Energy Inc.	4,341,499	120,346
	NOV Inc.	4,383,136	63,336
			1,740,543
Financials (22.5%)
	Wells Fargo & Co.	9,453,412	744,929
	Morgan Stanley	3,465,903	479,785
	MetLife Inc.	4,717,381	408,101
	Raymond James Financial Inc.	2,191,530	369,229
	Equitable Holdings Inc.	6,470,377	352,118
	Capital One Financial Corp.	1,543,708	314,469
	M&T Bank Corp.	1,407,806	283,307
	Voya Financial Inc.	3,886,899	275,931
	Citigroup Inc.	3,376,028	274,910
	Global Payments Inc.	2,042,435	230,489
	Chubb Ltd.	794,163	215,917
	Bank of America Corp.	4,046,219	187,340
	Globe Life Inc.	1,479,037	180,575
	TPG Inc.	2,589,022	174,112
	CME Group Inc.	729,593	172,563
	Everest Group Ltd.	486,904	169,204
	Charles Schwab Corp.	2,016,839	166,833

Vanguard® Windsor™ Fund
		Shares	Market Value ($000)
	Willis Towers Watson plc	479,621	158,066
	UBS Group AG (Registered)	4,155,129	147,175
	Goldman Sachs Group Inc.	126,489	81,003
	Corebridge Financial Inc.	2,298,727	77,605
	JPMorgan Chase & Co.	279,339	74,667
	American International Group Inc.	461,028	33,959
			5,572,287
Health Care (16.7%)
	Bristol-Myers Squibb Co.	7,299,727	430,319
	Pfizer Inc.	15,052,862	399,202
	Humana Inc.	1,047,293	307,098
	CVS Health Corp.	4,387,591	247,811
	Agilent Technologies Inc.	1,548,944	234,696
	Baxter International Inc.	6,964,962	226,779
	AstraZeneca plc ADR	3,155,914	223,312
	Sanofi SA ADR	4,070,774	221,206
	Quest Diagnostics Inc.	1,289,574	210,329
[1]	Fresenius Medical Care AG ADR	8,204,589	204,048
*	Centene Corp.	3,158,798	202,258
*	Edwards Lifesciences Corp.	2,726,308	197,521
	UnitedHealth Group Inc.	356,180	193,224
	Medtronic plc	2,087,089	189,549
*	Charles River Laboratories International Inc.	909,520	149,852
	Novartis AG (Registered)	1,205,988	126,239
*	Neurocrine Biosciences Inc.	734,141	111,457
	Cigna Group	298,096	87,703
	Elevance Health Inc.	186,825	73,927
	McKesson Corp.	65,225	38,793
	Johnson & Johnson	220,926	33,614
*	United Therapeutics Corp.	16,108	5,657
			4,114,594
Industrials (11.0%)
	Delta Air Lines Inc.	6,035,158	405,985
	Dover Corp.	1,310,993	267,023
	Emerson Electric Co.	2,021,238	262,660
	SS&C Technologies Holdings Inc.	2,945,954	238,475
	Knight-Swift Transportation Holdings Inc.	3,796,947	216,768
	General Dynamics Corp.	804,752	206,805
	Techtronic Industries Co. Ltd.	14,014,250	188,479
*	Uber Technologies Inc.	2,580,835	172,529
*	Boeing Co.	937,258	165,445
	Rockwell Automation Inc.	425,713	118,531
*	Middleby Corp.	628,907	107,631
	TransUnion	917,202	91,032
*	Builders FirstSource Inc.	402,777	67,376
	Westinghouse Air Brake Technologies Corp.	320,930	66,728
	United Parcel Service Inc. Class B (XNYS)	549,461	62,765
	Airbus SE	284,451	49,202
	Leidos Holdings Inc.	217,446	30,884
			2,718,318
Information Technology (10.5%)
	Skyworks Solutions Inc.	3,710,235	329,320
	Accenture plc Class A	820,819	315,974
	NXP Semiconductors NV	1,093,056	227,957
	Cognizant Technology Solutions Corp. Class A	2,620,169	216,452
	QUALCOMM Inc.	1,123,835	194,345
*	Adobe Inc.	416,819	182,338
	Salesforce Inc.	484,307	165,488
	TE Connectivity plc	1,059,573	156,785
	Amdocs Ltd.	1,630,266	143,773
	Micron Technology Inc.	1,553,052	141,701
	ASML Holding NVDR (Registered)	188,674	139,489
*	First Solar Inc.	800,886	134,164
	Broadcom Inc.	474,350	104,959
*	Enphase Energy Inc.	1,561,403	97,244
	Cisco Systems Inc.	556,397	33,718
			2,583,707

Vanguard® Windsor™ Fund
		Shares	Market Value ($000)
Materials (5.3%)
	Freeport-McMoRan Inc.	6,744,923	241,806
	Reliance Inc.	663,293	192,023
	Rio Tinto plc ADR	3,062,848	185,027
	PPG Industries Inc.	1,338,897	154,482
	CRH plc (SGMX)	1,520,234	150,416
	Dow Inc.	3,814,708	148,964
	Barrick Gold Corp. (XTSE)	8,223,389	134,617
	FMC Corp.	2,011,894	112,223
			1,319,558
Real Estate (3.7%)
	Equinix Inc.	320,033	292,401
	American Tower Corp.	1,360,667	251,656
	UDR Inc.	4,009,653	167,363
	AvalonBay Communities Inc.	613,991	136,005
*	CBRE Group Inc. Class A	384,588	55,665
			903,090
Utilities (3.0%)
	Iberdrola SA (XMAD)	15,152,468	214,128
	Exelon Corp.	4,586,928	183,477
	Eversource Energy	3,177,318	183,268
	Edison International	2,854,948	154,167
*	Iberdrola SA	261,249	3,697
			738,737
Total Common Stocks (Cost $20,025,353)			24,139,228
Temporary Cash Investments (2.3%)
Money Market Fund (1.2%)
[2,3]	Vanguard Market Liquidity Fund, 4.371%	2,947,254	294,696
		Face Amount ($000)
Repurchase Agreements (1.1%)
	Bank of America Securities, LLC 4.350%, 2/3/25 (Dated 1/31/25, Repurchase Value $164,860,000, collateralized by Fannie Mae 2.000%–6.000%, 2/1/34–12/1/54, Freddie Mac 4.000%–6.000%, 7/1/45–6/1/53, and Ginnie Mae 3.500%–7.000%, 4/15/43–4/20/71, with a value of $168,096,000)	164,800	164,800
	JP Morgan Securities, LLC 4.340%, 2/3/25 (Dated 1/31/25, Repurchase Value $100,036,000, collateralized by U.S. Treasury Note/Bond 3.375%, 9/15/27, with a value of $102,000,000)	100,000	100,000
			264,800
Total Temporary Cash Investments (Cost $559,454)			559,496
Total Investments (100.0%) (Cost $20,584,807)			24,698,724
Other Assets and Liabilities—Net (0.0%)			8,995
Net Assets (100%)			24,707,719
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $336,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $351,000 was received for securities on loan.
ADR—American Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	646	195,972	2,544

Vanguard® Windsor™ Fund
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	23,172,599	966,629	—	24,139,228
Temporary Cash Investments	294,696	264,800	—	559,496
Total	23,467,295	1,231,429	—	24,698,724
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,544	—	—	2,544
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.